RELATED PARTY TRANSACTIONS - Narrative (Details) $ in Thousands	2 Months Ended	4 Months Ended	12 Months Ended
	Mar. 02, 2023 USD ($)	Apr. 15, 2021 USD ($)	Dec. 31, 2023 USD ($) vessel	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Related Party Transaction [Line Items]
Operating expenses			$ 221,239	$ 249,230	$ 158,229
The Cool Pool
Related Party Transaction [Line Items]
Operating expenses				4,800
Related Party | The Cool Pool
Related Party Transaction [Line Items]
Operating expenses		$ 2,900
CoolCo
Related Party Transaction [Line Items]
Employee benefits and share-based compensation	$ 100
CoolCo | Related Party
Related Party Transaction [Line Items]
Number of vessels | vessel			8
Sublease income	$ 100			400
Employee benefits and share-based compensation				$ 100
Golar LNG Partners | Related Party
Related Party Transaction [Line Items]
Dividends received		500
Guarantor obligations, maximum exposure, undiscounted			$ 20,000
Golar LNG Partners | Related Party | Hilli LLC
Related Party Transaction [Line Items]
Payments of dividends		7,200
Golar LNG Partners | Related Party | Disposal costs indemnification
Related Party Transaction [Line Items]
Other expenses		$ 100
OneLNG | Trading balances with affiliates
Related Party Transaction [Line Items]
Impairment of related party transaction, due from (to) related party					$ 100